29. EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans
Schedule of expenses included on consolidated statements of income (loss) and consolidated statements of comprehensive income (loss)

The expenses included on the consolidated statements of (loss) income and the consolidated statements of comprehensive (loss) income were as follows:

	Pension plans			Other post-employment benefit plans
Years ended December 31,	2018	2017	2016	2018	2017	2016
Consolidated statements of (loss) income
Operating expenses	$6,345	$6,239	$6,235	$276	$243	$221
Interest expense	$658	$650	$875	$830	$861	$858
Consolidated statements of comprehensive (loss) income
Actuarial (gains) losses on employee benefit plans	$(4,555)	$3,761	$(4,376)	$(3,200)	$1,410	$(724)

Schedule of pension and other post-employment benefits obligations, included in other long-term liabilities

The balance sheet obligations, distributed between pension and other post-employment benefits, included in other long-term liabilities (Note 23) were as follows:

As at December 31,	2018	2017
Pension benefits	$10,905	$16,169
Other post-employment benefits	21,330	23,896
Accrued benefit liabilities	$32,235	$40,065

Schedule of funded statuses of the benefit plans and accrued benefit liabilities balance

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

	2018		2017
As at December 31,	Pension	Other	Pension	Other
Present value of funded obligations	$292,914	$—	$306,660	$—
Fair value of plan assets	(283,064)	—	(291,612)	—
	9,850	—	15,048	—
Present value of unfunded obligations	1,055	21,330	1,121	23,896
Accrued benefit liabilities	$10,905	$21,330	$16,169	$23,896

Schedule of changes in benefit obligations and fair value of plan assets

The changes in the benefit obligations and in the fair value of plan assets were as follows:

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2018	$307,781	$23,896	$331,677
Current service cost	5,905	276	6,181
Interest expense	10,836	830	11,666
Remeasurements
Actuarial gains arising from plan experience	(1,018)	(701)	(1,719)
Actuarial gains from change in demographic assumptions	(8,363)	(1,072)	(9,435)
Actuarial gains from changes in financial assumptions	(13,125)	(1,427)	(14,552)
Benefits paid	(9,190)	(743)	(9,933)
Contributions by plan participants	1,146	—	1,146
Foreign exchange	—	297	297
Other	(3)	(26)	(29)
Benefit obligation, December 31, 2018	293,969	21,330	315,299
Change in fair value of plan assets
Fair value of plan assets, January 1, 2018	(291,612)	—	(291,612)
Contributions by plan participants	(1,146)	—	(1,146)
Contributions by employer	(7,709)	(743)	(8,452)
Interest income	(10,178)	—	(10,178)
Benefits paid	9,190	743	9,933
Remeasurements
Return on plan assets, excluding interest income	17,951	—	17,951
Administrative costs	440	—	440
Fair value of plan assets, December 31, 2018	(283,064)	—	(283,064)
Accrued benefit liabilities, December 31, 2018	$10,905	$21,330	$32,235

	Pension	Other	Total
Change in benefit obligations
Benefit obligation, January 1, 2017	$280,585	$22,388	$302,973
Current service cost	5,741	243	5,984
Interest expense	10,992	861	11,853
Remeasurements
Actuarial losses arising from plan experience	2,748	138	2,886
Actuarial losses from change in demographic assumptions	—	13	13
Actuarial losses from changes in financial assumptions	16,244	1,259	17,503
Benefits paid	(9,769)	(750)	(10,519)
Contributions by plan participants	1,168	—	1,168
Foreign exchange	—	(246)	(246)
Other	72	(10)	62
Benefit obligation, December 31, 2017	307,781	23,896	331,677
Change in fair value of plan assets
Fair value of plan assets, January 1, 2017	(266,255)	—	(266,255)
Contributions by plan participants	(1,168)	—	(1,168)
Contributions by employer	(8,883)	(750)	(9,633)
Interest income	(10,342)	—	(10,342)
Benefits paid	9,769	750	10,519
Remeasurements
Return on plan assets, excluding interest income	(15,231)	—	(15,231)
Administrative costs	498	—	498
Fair value of plan assets, December 31, 2017	(291,612)	—	(291,612)
Accrued benefit liabilities, December 31, 2017	$16,169	$23,896	$40,065

Schedule of estimated future benefit payments for defined benefit pension plans and other post-employment benefit plans

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2028 are as follows:

	Pension	Other
2019	$10,144	$800
2020	$10,608	$831
2021	$11,073	$863
2022	$11,501	$897
2023	$12,024	$932
2024 to 2028	$68,087	$6,124

Schedule of fair value of plan assets allocation by type of investment

The fair value of the plan assets were allocated as follows between the various types of investments:

As at December 31,	2018	2017
Equity securities
Canada	20.8%	22.3%
United States	12.7%	14.1%
International (other than United States)	18.1%	18.9%
Fixed income instruments
Canada	45.7%	42.6%
Cash and cash equivalents
Canada	2.7%	2.1%

Schedule of significant assumptions adopted in measuring pension and other benefit obligations

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

	Pension	Other	Pension	Other
As at December 31,	2018	2018	2017	2017
Actuarial benefit obligation
Discount rate	3.80%	3.80% to 4.0%	3.50%	3.25% to 3.50%
Benefit costs for the year ended
Discount rate	3.60%	3.25% to 3.60%	4.00%	3.75% to 4.00%
Future salary growth	2.50%	N/A	2.50%	N/A
Health care cost trend rate	N/A	4.50%	N/A	4.50%
Other medical trend rates	N/A	4.50%	N/A	4.50%

Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions used

The following table summarizes how the impact on the defined benefit obligation as at December 31, 2018 and 2017 would have increased or decreased as a result of the change in the respective assumptions by one percent.

	Pension		Other
As at December 31, 2018	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(39,145)	$49,361	$(2,471)	$3,224
Future salary growth	$7,572	$(6,919)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$1,703	$(1,280)

	Pension		Other
As at December 31, 2017	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(42,092)	$53,148	$(2,786)	$3,588
Future salary growth	$7,988	$(7,457)	N/A	N/A
Medical and dental trend rates	N/A	N/A	$2,165	$(1,663)